RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Beginning balance	Dec. 31, 2010 Beginning balance	Dec. 31, 2009 Beginning balance	Dec. 31, 2009 Cumulative effect from change in accounting for consolidation of certain VIEs	Sep. 30, 2013 Retail	Sep. 30, 2012 Retail	Sep. 30, 2013 Retail	Sep. 30, 2012 Retail	Dec. 31, 2012 Retail	Dec. 31, 2011 Retail	Sep. 30, 2013 Wholesale	Sep. 30, 2012 Wholesale	Sep. 30, 2013 Wholesale	Sep. 30, 2012 Wholesale	Dec. 31, 2012 Wholesale	Dec. 31, 2011 Wholesale	Sep. 30, 2013 Other	Sep. 30, 2012 Other	Sep. 30, 2013 Other	Sep. 30, 2012 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Allowance for credit losses:
Beginning balance	$ 109,419	$ 89,086	$ 122,320	$ 106,673	$ 106,673	$ 118,730	$ 132,271	$ 106,673	$ 118,730	$ 73,181	$ 59,090	$ 93,702	$ 67,463	$ 102,560	$ 83,233	$ 83,233	$ 73,123	$ 7,661	$ 11,444	$ 11,887	$ 12,163	$ 12,163	$ 31,148	$ 8,056	$ 10,179	$ 7,873	$ 11,277	$ 11,277	$ 14,459
Charge-offs	(4,045)	(5,017)	(12,353)	(30,812)	(38,001)	(53,153)	(94,201)					(2,567)	(3,067)	(7,819)	(24,456)	(28,238)	(27,770)		(98)	(127)	(136)	(1,857)	(12,613)	(1,478)	(1,852)	(4,407)	(6,220)	(7,906)	(12,770)
Recoveries	2,186	2,021	5,804	6,504	8,794	9,728	8,066					1,100	1,063	2,882	3,942	5,206	5,850	332	64	573	166	312	447	754	894	2,349	2,396	3,276	3,431
Provision	1,891	12,080	(5,469)	15,818	44,578	32,853	76,394					(530)	6,765	(5,166)	9,524	42,135	33,353	1,177	3,596	(3,102)	2,808	1,245	(6,801)	1,244	1,719	2,799	3,486	1,198	6,301
Foreign currency translation and other	(199)	181	(1,050)	168	276	(1,485)	(3,800)					(238)	68	(990)	49	224	(1,323)	26	69	(35)	74	24	(18)	13	44	(25)	45	28	(144)
Ending balance	109,252	98,351	109,252	98,351	122,320	106,673	118,730	106,673	118,730	73,181	59,090	91,467	72,292	91,467	72,292	102,560	83,233	9,196	15,075	9,196	15,075	11,887	12,163	8,589	10,984	8,589	10,984	7,873	11,277
Ending balance: individually evaluated for impairment	25,152	39,137	25,152	39,137	37,778	52,980						19,213	27,878	19,213	27,878	28,266	42,879	5,939	11,259	5,939	11,259	9,512	10,101
Ending balance: collectively evaluated for impairment	84,100	59,214	84,100	59,214	84,542	53,693						72,254	44,414	72,254	44,414	74,294	40,354	3,257	3,816	3,257	3,816	2,375	2,062	8,589	10,984	8,589	10,984	7,873	11,277
Receivables:
Total Receivables	12,763,381	11,185,137	12,763,381	11,185,137	10,854,596	9,493,222						8,157,358	6,963,049	8,157,358	6,963,049	7,363,384	6,258,289	4,318,968	3,907,828	4,318,968	3,907,828	3,265,173	2,972,116	287,055	314,260	287,055	314,260	226,039	262,817
Ending balance: individually evaluated for impairment	72,338	133,417	72,338	133,417	109,947	130,629						42,064	51,482	42,064	51,482	48,195	73,920	30,274	81,935	30,274	81,935	61,752	56,444						265
Ending balance: collectively evaluated for impairment	$ 12,691,043	$ 11,051,720	$ 12,691,043	$ 11,051,720	$ 10,744,649	$ 9,362,593						$ 8,115,294	$ 6,911,567	$ 8,115,294	$ 6,911,567	$ 7,315,189	$ 6,184,369	$ 4,288,694	$ 3,825,893	$ 4,288,694	$ 3,825,893	$ 3,203,421	$ 2,915,672	$ 287,055	$ 314,260	$ 287,055	$ 314,260	$ 226,039	$ 262,552